Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,025	$ 973	¥ 360
Short-term investment	1,666	231
Accounts receivable, net	24,430	3,384
Prepayments	15,769	2,184	7,296
Other current assets	2,918	405	1,334
Current assets of discontinued operations			76,663
Total current assets	51,808	7,177	85,653
Non-current assets:
Restricted cash- non-current	5,000	692
Goodwill	1,284,218	177,862
Property and equipment, net	226	31
Operating lease right-of-use assets	500	69
Deferred tax assets	471	65
Total non-current assets	1,290,415	178,719
Total assets	1,342,223	185,896	85,653
Current liabilities:
Accounts payable	23,660	3,277	182
Amounts due to a related party			643,424
Short-term debt	54,460	7,543	44,432
Taxes payable	1,433	198
Contingent liabilities for payable for asset acquisition	167,511	23,200	169,267
Operating lease liabilities	125	17
Accrued expenses and other current liabilities	21,241	2,942	2,375
Notes payable	1,293,443	179,140
Current liabilities of discontinued operations			508,326
Total current liabilities	1,566,483	216,955	729,077
Non-current liabilities:
Operating lease liabilities, non-current	349	48
Total non-current liabilities	349	48
Total liabilities	1,566,832	217,003	729,077
Commitments and contingencies (Note 15)
SHAREHOLDERS’ DEFICIT:
Additional paid-in capital	2,960,766	410,061	2,959,235
Accumulated deficit	(3,242,554)	(449,089)	(3,629,980)
Accumulated other comprehensive income	55,280	7,658	25,422
Total shareholders’ deficit	(224,609)	(31,107)	(643,424)
Total liabilities and shareholders’ deficit	1,342,223	185,896	85,653
Related Party
Current liabilities:
Amounts due to a related party	4,610	638	4,495
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	1,727	239	1,727
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	¥ 172	$ 24	¥ 172